Average Annual Total Returns - Admiral - Vanguard FTSE All-World ex-US Index Fund	Admiral Shares 1 Year	Admiral Shares 5 Years	Admiral Shares Since Inception	Admiral Shares Inception Date	Admiral Shares Return After Taxes on Distributions 1 Year	Admiral Shares Return After Taxes on Distributions 5 Years	Admiral Shares Return After Taxes on Distributions Since Inception	Admiral Shares Return After Taxes on Distributions Inception Date	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares Inception Date	FTSE All-World ex US Index (reflects no deduction for fees or expenses) 1 Year	FTSE All-World ex US Index (reflects no deduction for fees or expenses) 5 Years	FTSE All-World ex US Index (reflects no deduction for fees or expenses) Since Inception	FTSE All-World ex US Index (reflects no deduction for fees or expenses) Inception Date	FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses) 1 Year	FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses) 5 Years	FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses) Since Inception	FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses) Inception Date
Total	11.35%	9.19%	7.53%	Sep. 27, 2011	10.78%	8.46%	6.75%	Sep. 27, 2011	7.06%	7.14%	5.93%	Sep. 27, 2011	11.22%	9.16%	7.56%	Sep. 27, 2011	11.24%	9.07%	7.56%	Sep. 27, 2011